Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 9 months ended Sep. 30, 2021 - 2020 Share Options [member]	GBP (£) shares Subsidiary yr £ / shares	GBP (£) shares Subsidiary yr $ / shares
Grant Date June 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lapse date	Jan. 13, 2031	Jan. 13, 2031
Grant Date January 13, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	81.42%	81.42%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.01%	0.01%
Fair value of option at grant date | £	£ 2,370	£ 2,370
Fair value of share at grant date	£ 3.92
Exercise price at date of grant	£ 3.92
Expected option life (years) | yr	4.5	4.5
Number of options granted | shares	200,000	200,000
Grant Date January 13, 2021 [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 13, 2022	Jan. 13, 2022
Grant Date January 13, 2021 [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 13, 2023	Jan. 13, 2023
Grant Date January 13, 2021 [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 13, 2024	Jan. 13, 2024
Grant Date January 13, 2021 [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 13, 2025	Jan. 13, 2025
Grant Date February 10, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	81.45%	81.45%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.11%	0.11%
Fair value of option at grant date | £	£ 2,740	£ 2,740
Fair value of share at grant date	£ 4.53
Exercise price at date of grant	£ 4.53
Lapse date	Feb. 10, 2031	Feb. 10, 2031
Expected option life (years) | yr	4.5	4.5
Number of options granted | shares	872,775	872,775
Grant Date February 10, 2021 [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2022	Feb. 10, 2022
Grant Date February 10, 2021 [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2023	Feb. 10, 2023
Grant Date February 10, 2021 [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2024	Feb. 10, 2024
Grant Date February 10, 2021 [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2025	Feb. 10, 2025
Grant Date February 10, 2021 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	87.66%	87.66%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.01%	0.01%
Fair value of option at grant date | £	£ 4,490	£ 4,490
Fair value of share at grant date	£ 4.53
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.5	2.5
Number of options granted | shares	91,888	91,888
Grant Date February 10, 2021 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2022	Feb. 10, 2022
Grant Date February 10, 2021 One [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2023	Feb. 10, 2023
Grant Date February 10, 2021 One [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2024	Feb. 10, 2024
Grant Date February 10, 2021 One [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2025	Feb. 10, 2025
Grant Date February 10, 2021 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	83.86%	83.86%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.05%	0.05%
Fair value of option at grant date | £	£ 4,490	£ 4,490
Fair value of share at grant date | $ / shares		£ 4.53
Exercise price at date of grant | $ / shares		£ 0.04
Lapse date	Feb. 10, 2031	Feb. 10, 2031
Expected option life (years) | yr	3.5	3.5
Number of options granted | Subsidiary	337,000	337,000
Grant Date February 10, 2021 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2022	Feb. 10, 2022
Grant Date February 10, 2021 Two [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2023	Feb. 10, 2023
Grant Date February 10, 2021 Two [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2024	Feb. 10, 2024
Grant Date February 10, 2021 Two [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Feb. 10, 2025	Feb. 10, 2025
Grant Date August 11, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	81.07%	81.07%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.28%	0.28%
Fair value of option at grant date | £	£ 950	£ 950
Fair value of share at grant date	£ 1.57
Exercise price at date of grant	£ 1.57
Lapse date	Aug. 11, 2031	Aug. 11, 2031
Expected option life (years) | yr	4.5	4.5
Number of options granted | Subsidiary	430,000	430,000
Grant Date August 11, 2021 [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Aug. 11, 2022	Aug. 11, 2022
Grant Date August 11, 2021 [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Aug. 11, 2023	Aug. 11, 2023
Grant Date August 11, 2021 [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Aug. 11, 2024	Aug. 11, 2024
Grant Date August 11, 2021 [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Aug. 11, 2025	Aug. 11, 2025
Grant Date September 15, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	79.60%	79.60%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.21%	0.21%
Fair value of option at grant date | £	£ 1,670	£ 1,670
Fair value of share at grant date	£ 1.71
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.5	2.5
Number of options granted | Subsidiary	140,650	140,650
Grant Date September 15, 2021 [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2022	Sep. 15, 2022
Grant Date September 15, 2021 [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2023	Sep. 15, 2023
Grant Date September 15, 2021 [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2024	Sep. 15, 2024
Grant Date September 15, 2021 [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2025	Sep. 15, 2025
Grant Date September 15 2021 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	82.06%	82.06%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.29%	0.29%
Fair value of option at grant date | £	£ 1,670	£ 1,670
Fair value of share at grant date	£ 1.71
Exercise price at date of grant	£ 0.04
Lapse date	Sep. 15, 2031	Sep. 15, 2031
Expected option life (years) | yr	3.5	3.5
Number of options granted | Subsidiary	603,900	603,900
Grant Date September 15 2021 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2022	Sep. 15, 2022
Grant Date September 15 2021 One [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2023	Sep. 15, 2023
Grant Date September 15 2021 One [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2024	Sep. 15, 2024
Grant Date September 15 2021 One [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2025	Sep. 15, 2025
Grant Date September 15 2021 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	80.90%	80.90%
Dividend yield	0.00%	0.00%
Risk-free investment rate	0.36%	0.36%
Fair value of option at grant date | £	£ 1,040	£ 1,040
Fair value of share at grant date | $ / shares		£ 1.71
Exercise price at date of grant | $ / shares		£ 1.71
Lapse date	Sep. 15, 2031	Sep. 15, 2031
Expected option life (years) | yr	4.5	4.5
Number of options granted | Subsidiary	1,488,700	1,488,700
Grant Date September 15 2021 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2022	Sep. 15, 2022
Grant Date September 15 2021 Two [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2023	Sep. 15, 2023
Grant Date September 15 2021 Two [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2024	Sep. 15, 2024
Grant Date September 15 2021 Two [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Sep. 15, 2025	Sep. 15, 2025